Concentration of credit risks	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of credit risks

Note 5.      Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash and cash equivalents is mostly held with one large financial institution. Management believes that the financial institution that holds most of our cash and cash equivalents is financially sound and, accordingly, is subject to minimal credit risk. However, to the extent that such deposits exceed the maximum insurance levels, they are uninsured.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue was 10% or higher than the respective total consolidated net sales for fiscal years 2024, 2023 or 2022, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance as at December 31, 2024 and December 31, 2023. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

Revenue concentration (% of total net sales)	12 months ended December 31,
	2024	2023	2022
IoT operating segment
Multinational electronics contract manufacturing company	4%	15%	14%
International equipment and software manufacturer	0%	6%	5%
International digital identity & security provider	0%	12%	9%
International software services provider	2%	8%	6%
International telecommunication company	33%	5%	3%
Multinational telecommunication & hardware manufacturing company	0%	4%	5%

Receivables concentration (% of total accounts receivable and maximum amount of loss due to credit risk)	As at December 31, 2024		As at December 31, 2023
	%	US'000%		US'000
Multinational electronics contract manufacturing company	6%	253	14%	739
International equipment and software manufacturer	0%	-	18%	944
International digital identity & security provider	0%	-	0%	-
International software services provider	3%	137	13%	686
International telecommunication company	42%	1,804	12%	628
Multinational telecommunication & hardware manufacturing company	0%	-	11%	590